Net Income (Loss) Per Share - Summary of Basic and Diluted Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (16,320)	$ (116,737)	$ (71,064)	$ (19,780)
Less: net loss attributable to non-controlling interests		(98,717)	$ 0	$ 0
Net loss attributable to Class A common stockholders		(18,020)
Dilutive effect of warrants on net income to Class A common stockholders		(30,181)
Dilutive effect of Class B common stock		(86,334)
Net loss attributable to Class A common stockholders - Diluted		$ (134,535)
Dilutive effect of warrants on net income to Class A common stockholders
Weighted average common stock outstanding - basic (in shares)		170,507,194
Net loss per share - basic (in dollars per share)		$ (0.11)
Dilutive effect of warrants on weighted average common stock outstanding (in shares)		224,920
Dilutive effect of Class B common stock on weighted average common stock outstanding (in shares)		304,965,111
Weighted average common stock outstanding - diluted (in shares)		475,697,225
Net loss per share - diluted (in dollars per share)		$ (0.28)